Inventories net (Tables)	12 Months Ended
Sep. 30, 2024
Inventories net
Schedule of inventory
	As of	As of
	September 30,	September 30,
	2024	2023

Raw materials	$331,311	$520,216
Packaging materials	70,052	69,420
Finished goods	5,102,711	3,321,021
Inventory	5,504,074	3,910,657
Less: allowance for inventory reserve	(13,197)	(8,809)
Inventory, net	$5,490,877	$3,901,848